B. Summary Of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2013
Building [Member]
Property, plant and equipment useful lives	20 - 40 years
Land Improvements [Member]
Property, plant and equipment useful lives	10 years
Machinery and Equipment [Member]
Property, plant and equipment useful lives	3 - 20 years
Furniture and Fixtures [Member]
Property, plant and equipment useful lives	1 - 8 years
Computer Equipment and Software [Member]
Property, plant and equipment useful lives	3 - 7 years
Leaseholds and Leasehold Improvements [Member]
Property, plant and equipment useful lives	The shorter of the life of the applicable lease or the useful life of the improvement
Transportation Equipment [Member]
Property, plant and equipment useful lives	5 years